Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Profit before tax		$ 17,167		$ 7,112		$ 18,867
Adjustments for non-cash items:
Depreciation, amortisation and impairment		1,862		5,212		2,181
Net gain from investing activities		(1,152)		(1,215)		(1,935)
Share of results		(2,375)		(2,354)		(2,556)
(Gain)/Loss on disposal of subsidiaries, businesses, associates and joint ventures		(79)		1,743		0
Loan impairment losses gross of recoveries and other credit risk provisions		2,603		4,090		4,546
Provisions including pensions		917		2,482		3,472
Share-based payment expense		500		534		757
Other non-cash items included in profit before tax		(381)		(207)		(191)
Elimination of exchange differences	[1]	(21,289)		15,364		18,308
Change in net trading securities and derivatives		(10,901)		4,395		24,384
Change in loans and advances to banks and customers		(108,984)		52,868		32,971
Change in reverse repurchase agreements – non-trading		(37,281)		(13,138)		(3,011)
Change in financial assets designated at fair value		(5,303)		(1,235)		2,394
Change in other assets		(6,570)		(6,591)		9,090
Change in deposits by banks and customer accounts		102,211		(8,918)		(65,907)
Change in repurchase agreements – non-trading		41,044		8,558		(26,481)
Change in debt securities in issue		(1,369)		(23,034)		960
Change in financial liabilities designated at fair value		8,508		17,802		(10,785)
Change in other liabilities		13,514		8,792		(4,549)
Dividends received from associates		740		689		879
Contributions paid to defined benefit plans		(685)		(726)		(664)
Tax paid (received)		(3,175)		(3,264)		(3,852)
Net cash from operating activities		(10,478)		68,959		(1,122)
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(357,264)		(457,084)		(438,376)
Proceeds from the sale and maturity of financial investments		418,352		430,085		399,636
Net cash flows from the purchase and sale of property, plant and equipment		(1,167)		(1,151)		(1,249)
Net cash flows from disposal of customer and loan portfolios		6,756		9,194		2,023
Net investment in intangible assets		(1,285)		(906)		(954)
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[2]	165		4,802		8
Net cash from investing activities		65,557		(15,060)		(38,912)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		5,196		2,024		3,727
Cancellation of shares		(3,000)		0		0
Net sales/(purchases) of own shares for market-making and investment purposes		(67)		523		331
Purchase of treasury shares		0		(2,510)		0
Redemption of preference shares and other equity instruments		0		(1,825)		(463)
Subordinated loan capital issued		0		2,622		3,180
Subordinated loan capital repaid	[3]	(3,574)		(595)		(2,157)
Dividends paid to shareholders of the parent company and non-controlling interests		(9,005)		(9,157)		(8,195)
Net cash from financing activities		(10,450)		(8,918)		(3,577)
Net increase/(decrease) in cash and cash equivalents		44,629		44,981		(43,611)
Cash and cash equivalents at 1 Jan		274,550	[4]	243,863	[4]	301,301
Exchange differences in respect of cash and cash equivalents		18,233		(14,294)		(13,827)
Cash and cash equivalents at 31 Dec	[4]	337,412		274,550		243,863
Cash and cash equivalents comprise:
Cash and cash equivalents at 31 Dec		274,550	[4]	243,863	[4]	301,301
HSBC Holdings
Cash flows from (used in) operating activities [abstract]
Profit before tax		5,475		6,193		4,283
Adjustments for non-cash items:
Adjustments For Non-Cash Items		(17)		48		114
Depreciation, amortisation and impairment		33		10		30
Share-based payment expense		(2)		34		86
Other non-cash items included in profit before tax		(48)		4		(2)
Change in loans to HSBC undertakings		(1,122)		(36,437)		1,247
Change in loans and advances to HSBC undertakings designated at fair value		(11,944)		0		0
Change in financial investments in HSBC undertakings		(1,775)		612		(289)
Change in net trading securities and derivatives		(2,183)		3,066		1,413
Change in other assets		134		(239)		(141)
Change in debt securities in issue	[5]	1,020		(1,633)		(49)
Change in financial liabilities designated at fair value		954		(1,229)		(1,228)
Change in other liabilities		721		(693)		(1,065)
Tax paid (received)		443		646		470
Net cash from operating activities		(8,294)		(29,666)		4,755
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		0		0		(276)
Proceeds from the sale and maturity of financial investments		1,165		610		0
Net cash outflow from acquisition of or increase in stake of subsidiaries		(89)		(2,073)		(2,118)
Repayment of capital from subsidiaries		4,070		3,920		790
Net investment in intangible assets		(150)		(109)		(79)
Net cash from investing activities		4,996		2,348		(1,683)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		5,647		2,381		4,216
Cancellation of shares		(3,000)		0		0
Purchase of treasury shares		0		(2,510)		0
Subordinated loan capital issued		0		2,636		3,180
Subordinated loan capital repaid		(1,184)		(1,781)		(1,565)
Debt securities issued		11,433		32,080		0
Debt securities repaid		0		0		0
Dividends paid on ordinary shares		(6,987)		(7,059)		(6,548)
Dividends paid to holders of other equity instruments		(1,359)		(1,180)		(950)
Net cash from financing activities		4,550		24,567		(1,667)
Net increase/(decrease) in cash and cash equivalents		1,252		(2,751)		1,405
Cash and cash equivalents at 1 Jan		3,697	[6]	6,448	[6]	5,043
Cash and cash equivalents at 31 Dec	[6]	4,949		3,697		6,448
Cash and cash equivalents comprise:
Cash and cash equivalents at 31 Dec		$ 3,697	[6]	$ 6,448	[6]	$ 5,043

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	In July 2016, we completed the disposal of the Brazilian operations resulting in net cash inflow of $4.8bn
[3]	Subordinated liabilities changes during the year are attributable to repayments of $(3.6)bn (2016: $(0.6)bn) of securities. Non-cash changes during the year included foreign exchange loss/gain ($0.6bn) (2016: $2.1bn) and fair value losses of ($1.2bn) (2016: ($0.3bn)).
[4]	At 31 December 2017 $39,830m (2016: $35,501m) was not available for use by HSBC, of which $21,424m (2016: $21,108m) related to mandatory deposits at central banks.
[5]	Subordinated liabilities changes during the year $0.7bn (2016: $0.7bn) are wholly attributable to non-cash changes. During the year fair value losses amounted to $0.7bn (2016: gain$0.7bn).
[6]	In 2017 cash and cash equivalents include loans and advances to HSBC undertakings of one month or less duration. The comparative figures have also been amended.